Pacer US Cash Cows 100 ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.8%
Communication Services - 6.0%
Fox Corp. - Class A (a)	2,951,903	$100,187,588
Live Nation Entertainment, Inc. (a)(b)	1,023,725	82,399,625
Lumen Technologies, Inc. (a)	23,973,441	125,860,565
Meta Platforms Inc. - Class A (b)	1,974,878	294,197,576
Nexstar Media Group, Inc. (a)	400,598	82,030,452
Playtika Holding Corp. (b)	2,148,490	22,537,660
TripAdvisor, Inc. (a)(b)	1,184,830	27,606,539
		734,820,005
Consumer Discretionary - 6.2%
AutoNation, Inc. (a)(b)	473,783	60,037,782
Boyd Gaming Corp.	675,942	42,117,946
Expedia Group, Inc. (b)	1,679,805	192,001,712
H&R Block, Inc. (a)	929,577	36,234,911
Lennar Corp. - Class A (a)	1,284,198	131,501,875
Macy's, Inc. (a)	2,653,139	62,693,675
NVR, Inc. (b)	14,645	77,179,150
Thor Industries, Inc. (a)	442,039	42,139,578
Under Armour, Inc. - Class A (a)(b)	4,249,665	52,653,349
Williams-Sonoma, Inc. (a)	499,684	67,427,359
		763,987,337
Consumer Staples - 4.0%
Albertsons Cos., Inc. - Class A	4,597,925	97,476,010
Altria Group, Inc.	5,078,074	228,716,453
The Kroger Co.	3,801,136	169,644,700
		495,837,163
Energy - 31.7%
Antero Resources Corp. (a)(b)	3,301,168	95,205,685
APA Corp. (a)	3,520,864	156,079,901
Cheniere Energy, Inc.	1,383,913	211,448,067
Chesapeake Energy Corp. (a)	1,090,067	94,530,610
Chevron Corp.	1,346,756	234,362,479
ConocoPhillips	1,995,143	243,148,077
Coterra Energy, Inc. (a)	6,768,874	169,424,916
Devon Energy Corp.	2,670,733	168,897,155
Diamondback Energy, Inc.	1,556,508	227,436,949
EOG Resources, Inc.	1,754,722	232,061,984
EQT Corp. (a)	2,883,428	94,201,593
Exxon Mobil Corp.	2,207,374	256,077,458
HF Sinclair Corp.	1,755,450	99,885,105
Marathon Oil Corp.	7,040,541	193,403,661
Marathon Petroleum Corp.	2,051,355	263,640,145
Occidental Petroleum Corp. (a)	3,555,375	230,352,746
Ovintiv, Inc.	1,741,340	85,726,168
PDC Energy, Inc.	434,742	29,445,076
Phillips 66	2,273,952	228,009,167
Pioneer Natural Resources Co.	1,012,734	233,283,277
Range Resources Corp. (a)	2,206,478	55,206,080
Southwestern Energy Co. (a)(b)	6,775,245	37,399,352
Valero Energy Corp.	1,908,552	267,254,537
		3,906,480,188
Health Care - 14.6%
Cardinal Health, Inc.	2,227,576	172,080,246
CVS Health Corp.	2,357,316	207,962,417
Exelixis, Inc. (b)	1,056,000	18,606,720
Gilead Sciences, Inc.	2,716,295	228,005,802
Hologic, Inc. (b)	1,397,061	113,678,854
Jazz Pharmaceuticals PLC (b)	363,000	56,867,580
Maravai LifeSciences Holdings, Inc. (b)	1,838,701	26,955,357
McKesson Corp. (a)	593,701	224,822,695
Moderna, Inc. (b)	1,329,787	234,122,299
Pfizer, Inc.	4,763,675	210,363,888
Premier, Inc. (a)	617,421	20,597,164
Quest Diagnostics, Inc.	520,336	77,259,489
QuidelOrtho Corp. (a)(b)	525,221	44,964,170
Viatris, Inc.	13,571,186	165,025,622
		1,801,312,303
Industrials - 4.5%
Allison Transmission Holdings, Inc.	563,189	25,388,560
Builders FirstSource, Inc. (b)	2,681,290	213,698,813
CACI International, Inc. (b)	119,438	36,797,654
Expeditors International of Washington, Inc. (a)	864,494	93,495,026
Knight-Swift Transportation Holdings, Inc. (a)	805,577	47,609,601
Landstar System, Inc. (a)	145,540	25,153,678
ManpowerGroup, Inc.	285,730	24,904,227
Owens Corning	560,280	54,151,062
Robert Half International, Inc. (a)	376,565	31,616,397
		552,815,018
Information Technology - 11.6%
Cisco Systems, Inc.	4,866,336	236,844,573
Cognizant Technology Solutions Corp.	2,043,171	136,381,664
Dell Technologies, Inc. - Class C	4,474,618	181,758,983
Dropbox, Inc. - Class A (b)	1,776,545	41,269,140
DXC Technology Co. (b)	2,023,298	58,129,352
Euronet Worldwide, Inc. (a)(b)	249,755	28,142,393
HP, Inc.	8,161,115	237,814,891
Lumentum Holdings, Inc. (a)(b)	328,543	19,771,718
MKS Instruments, Inc. (a)	233,605	23,902,464
PayPal Holdings, Inc. (a)(b)	3,268,192	266,324,966
Pure Storage, Inc. - Class A (b)	1,046,670	30,290,630
Qorvo, Inc. (b)	446,697	48,538,096
Teradata Corp. (b)	565,754	19,733,500
WEX, Inc. (b)	159,480	29,499,016
Zoom Video Communications, Inc. - Class A (a)(b)	863,415	64,756,125
		1,423,157,511
Materials - 18.2%
Alcoa Corp.	855,904	44,712,425
Celanese Corp. (a)	636,415	78,406,328
CF Industries Holdings, Inc. (a)	2,180,202	184,663,109
Cleveland-Cliffs, Inc. (a)(b)	6,914,153	147,617,167
Dow, Inc. (a)	4,728,705	280,648,642
Eagle Materials, Inc.	181,032	26,445,155
Huntsman Corp. (a)	2,103,662	66,665,049
Louisiana-Pacific Corp. (a)	753,135	51,280,962
LyondellBasell Industries NV	2,871,790	277,673,375
Mosaic Co. (a)	2,321,457	115,004,980
Nucor Corp. (a)	1,572,563	265,794,598
Olin Corp.	1,668,784	107,786,759
Reliance Steel & Aluminum Co.	349,823	79,567,241
Steel Dynamics, Inc. (a)	1,587,272	191,488,494
The Chemours Co. (a)	824,795	30,014,290
United States Steel Corp. (a)	5,327,858	151,790,674
Westlake Chemical Corp. (a)	1,113,036	136,625,169
		2,236,184,417
Real Estate - 2.0%
Zillow Group, Inc. - Class C (a)(b)	5,656,575	250,077,181
TOTAL COMMON STOCKS (Cost $11,266,453,158)		12,164,671,123

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Weyerhaeuser Co. (a)	3,975,161	136,864,793
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $136,805,225)		136,864,793
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 3.300% (c)	$10,493,128	10,493,128
TOTAL SHORT-TERM INVESTMENTS (Cost $10,493,128)		10,493,128
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.530% (c)	1,032,661,151	1,032,661,151
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,032,661,151)		1,032,661,151

Total Investments (Cost $12,446,412,662) - 108.4%		13,344,690,195
Liabilities in Excess of Other Assets - (8.4)%		(1,028,666,479)
TOTAL NET ASSETS - 100.0%		$12,316,023,716

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $1,032,234,032 or 8.4% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 12,164,671,123	$ -	$ -	$ -	$ 12,164,671,123
Real Estate Investment Trusts	136,864,793	-	-	-	136,864,793
Short-Term Investments	10,493,128	-	-	-	10,493,128
Investments Purchased with Proceeds from Securities Lending	-	-	-	1,032,661,151	1,032,661,151
Total Investments in Securities	$ 12,312,029,044	$ -	$ -	$ 1,032,661,151	$ 13,344,690,195

^ See Schedule of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.